Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities where the fair value does not approximate to carrying value. The table excludes cash, cash equivalents and restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

	December 31, 2019			December 31, 2020
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
2018 Bonds (note 11)	Level 2	(68,368)	(69,052)	(70,299)	(72,672)
2017 Bonds (note 12)	Level 2	(100,000)	(100,500)	—	—
2020 Bonds (note 12)	Level 2	—	—	(100,000)	(103,500)
Secured term loan facilities and revolving credit facilities (note 10)	Level 2	(716,942)	(716,942)	(685,930)	(685,930)